Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Current assets
Cash	$ 1,496,050	$ 64,182
Prepaid expenses, current	709,814	1,402,714
Interest receivable	3,500	10,500
Due from intercompany entity	3,586,339	1,395,600
Non-current assets
Investment in subsidiaries	7,706,888	5,534,567
Prepaid expenses, non-current	0	105,000
Loan receivable	600,000	350,000
Deferred offering cost	0	19,884
Total assets	14,102,591	8,882,447
Current liabilities
Accounts payable	24,000	24,000
Due to intercompany entity	132,312	1,130,776
Total liabilities	156,312	1,154,776
Accumulated other comprehensive loss	128,530	(126,774)
Total shareholders’ equity	13,946,279	7,727,671
Total liabilities and shareholders’ equity	14,102,591	8,882,447
Class A Ordinary Shares [Member]
Current liabilities
Ordinary shares value	4,038	1,125
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	11,257,406	4,222,882
Statutory reserve	666,232	512,732
Non-controlling interests	(2,217)	0
Retained earnings	1,893,290	3,118,706
Class B Ordinary Shares [Member]
Current liabilities
Ordinary shares value	$ 500	$ 500